NATIXIS FUNDS

Supplement dated February 4, 2022 to the Natixis Funds Prospectus, dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:

AlphaSimplex Global Alternatives Fund	Mirova Global Sustainable Equity Fund
AlphaSimplex Managed Futures Strategy Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Mirova U.S. Sustainable Equity Fund
Gateway Fund	Vaughan Nelson Mid Cap Fund
Mirova Global Green Bond	Vaughan Nelson Small Cap Value Fund

Effective immediately, the first bullet point under the subsection “Class A Shares” within the section entitled “How Sales Charges Are Calculated” is amended and restated as follows:

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Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more (or $100,000 or more for Mirova Global Green Bond Fund) within 13 months.

AlphaSimplex Global Alternatives Fund	Loomis Sayles Strategic Income Fund
AlphaSimplex Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
Gateway Equity Call Premium Fund	Mirova U.S. Sustainable Equity Fund
Gateway Fund	Natixis Oakmark Fund
Loomis Sayles High Income Fund	Natixis Oakmark International Fund
Loomis Sayles Intermediate Municipal Bond Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund

Effective immediately, the table under the subsection “Class T Shares” within the section entitled “How Sales Charges Are Calculated” is amended and restated as follows:

Class T Sales Charges*,**

Your Investment	As a % of offering price	As a % of your investment
Less than $250,000	2.50%	2.56%
$250,000 – $499,999	2.00%	2.04%
$500,000 – $999,999	1.50%	1.52%
$1,000,000 or more	1.00%	1.01%

*	Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.